Related Party Transactions (Details) - Restricted share units [Member] $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($) shares
Related Party Transactions [Line Items]
Shares issued | shares	500,000
Fair market value of issued stock | $	$ 4.3
Expense related to shares issued | $	$ 4.3
Issuance of common stock upon vesting | shares	500,000